Pension benefits - Consolidated Balance Sheet Position (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Retirement Benefits [Abstract]
Accrued pension liabilities - Non-current liabilities	$ 6	$ 3
Less: Deferred tax (Asset)	(2)	(1)
Shareholders equity	$ 4	$ 2